ACCOUNTS AND OTHER RECEIVABLE, NET - Current and Non-current Balances (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Current, net	$ 5,004	$ 4,307
Non-current, net
Accounts receivable	139	37
Retainer on customer contract	103	103
Billing rights	642	713
Total Non-current, net	884	853
Total	$ 5,888	$ 5,160